Income Taxes - Unrecognized Tax Benefits, If Recognized, Would Affect the Effective Tax Rate (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unrecognized benefits that would affect the effective tax rate	$ 0	$ 0
Unrecognized benefits that would not affect the effective tax rate	3,675	2,579
Total unrecognized benefits	$ 3,675	$ 2,579	$ 0